Operating Profit - Disclosure of Detailed Information About Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Staff costs
Wages and salaries	£ 2,173	£ 2,116	£ 1,959
Social security costs	232	230	215
Pensions	125	120	135
Share based remuneration	25	32	41
Total staff costs	2,555	2,498	2,350
Depreciation and amortisation
Amortisation of acquired intangible assets	376	294	287
Share of joint ventures’ amortisation of acquired intangible assets		1	1
Amortisation of internally developed intangible assets	319	249	225
Depreciation of property, plant and equipment	60	58	62
Depreciation of right-of-use assets	88	82	77
Total depreciation and amortisation	843	684	652
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses	2,487	2,755	2,638
Short-term and low value lease expenses	21	20	18
Operating lease rentals expense/(income)	£ (1)	£ (1)	£ (3)